SHARE-BASED COMPENSATION - SHARE OPTION SCHEME (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2010 USD ($) tranche $ / shares	Dec. 31, 2009 shares	Dec. 31, 2019 shares Equityinstrument	Dec. 31, 2018 shares Equityinstrument	Dec. 31, 2017 shares Equityinstrument
Share Option Scheme
SHARE-BASED COMPENSATION
Permitted number shares to be issued | shares		22,195,122
Maximum awards that may granted in one year, as a percent to issued shares (as a percent )		1.00%
Expiry period (in years)		10 years
Number of granted tranches of awards | tranche	2
Number of share options outstanding | Equityinstrument			729,000	729,000	729,000
Vested and exercisable | shares			0	729,000	729,000
Share Option Scheme, First Tranche
SHARE-BASED COMPENSATION
Exercise price (in dollars per share) | $ / shares	$ 0.6833
Estimated fair values | $	$ 144
Share Option Scheme, First Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Share Option Scheme, First Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Exercise price (in dollars per share) | $ / shares	$ 0.6833
Estimated fair values | $	$ 1,509
Share Option Scheme, Second Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Share Option Scheme, Second Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Share Option Scheme, Second Tranche | Vesting on third anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Share Option Scheme, Second Tranche | Vesting on fourth anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%